HAND & HAND PC

24 Calle de La Luna

San Clemente, CA 92673

(949) 489-2400

Facsimile (949) 489-0034

December 22, 2010

Russell Mancuso

Branch Chief

Securities & Exchange Commission

450 Fifth Street

Washington, DC 20549

Re:

China Bright Star Limited

Registration Statement on Form 10-12G

Amendment no. 1 filed October 13, 2010

File No. 000-54098

Dear Mr. Mancuso:

We hereby file amendment number 2 and respond as follows to your comment letter by copying your comments, followed by a response in italics:

1.

We reissue comment 1 in part. We continue to note references to your "directors" throughout your registrations statement.

Complied by making additional changes.

2.

Please provide a statement from the company that includes the acknowledges contained in the penultimate paragraph of this comment letter.

Complied. See letter filed with this amendment.

Plan of Operation - General, page 2

3.

We reissue comment 3 because your revisions do not clarify how the registrant offers owners of other businesses the opportunity to control a "public company at substantially less cost" given that the private company could file its own Exchange Act registration statement rather than engage in a transaction with the registrant that requires Form 8-K disclosure.

Complied by addition of the qualifier "initial" prior to the word "costs" and adding the following sentence in the same paragraph:  "The total costs of effecting a reverse merger with the Company will likely be the same as if the business opportunity filed its own Exchange Act registration statement. "

4.

We reissue prior comment 4 to disclose the effect on the operating company of potentially becoming liable for your liabilities, both known and unknown.  It is unclear how you believe retiring known liabilities and entering into an indemnification agreement would address these concerns, given that you likely could not retire unknown liabilities and that an indemnification agreement likely would provide protection only to the extent it could be enforced and to the extent of the indemnifying party's assets.

We have added an additional sentence at the end of the paragraph. The Company believes that the issue of "unknown liabilities" is excessively speculative for a shell company with one shareholder, which is controlled by one officer/direct and has no operations.

Acquisition of Opportunities, page 5

5.

Please reconcile your disclosure in the first paragraph under this section that "a majority of [your] officers and directors may, as part of the acquisition transaction, resign . . ." with your disclosure of page 17 stating that "[a]fter an acquisition is made, the management of the Company will resign."

Complied.

6.

We note your revised disclosure in response to prior comment 6.  Please reconcile your disclosure that you do "not expect to sell any additional shares prior to any acquisition" such that "the issue of shareholder approval will not be a material factor in any acquisition" with your disclosure under "Plan of Operation - General" that you "may raise finds in one or more private placements in advance of any acquisition."  We also refer in this regard to your disclosure on page F-10 that you "working toward raising operating capital through the private placement of [your] common stock or debt instruments."

Complied by deletion of the Plan of Operation disclosure and the footnote disclosure.

7.

Regarding your response to prior comment 7, please expand to explain the nature of the "contractual relationships" upon which you may rely in the event that you acquire a PRC business.

Complied.

8.

We reissue prior comment 8 as we continue to note a reference to "this offering" in this section and elsewhere in your registration statement.

Complied.

Risks Related to Our Stockholders and Shares of Common Stock, page 10

It is likely that our common stock will be considered "penny stock," page 11

10.

We reissue prior comment 12.  It remains unclear from your response and revised disclosure on what authority you rely for your statement that sales to individual accredited investors and established customers are exempt from the penny stock rules that you cite in your disclosure.  See Exchange Act Rule 15g-1(b).

Complied by deleting the reference to individual accredited investors.

Risks Related to Doing Business in China . . . page 12

11.

Refer to prior comment 13.  Please tell us why you do not include a prominent risk factor to disclose the tax effects on investors if you were become a "resident enterprise" in China.

The risk fact which was included with the prior amendment discloses that the Company could be taxed on its worldwide income if it became a "resident enterprise" in China. However, this would not affect investors or for that matter any of our shareholders directly. Any risk  which affects the Company's business is going to affect its shareholders indirectly, but this does not mean that the Form 10 should contain a risk factor vis a vis its shareholder for each risk factor which affects the Company.

Shareholders holding only one-third . . . page 12

12.

Refer to the last sentence of this risk factor.  Please tell us the authority on which you rely to conclude that 100% of the one-third quorum is necessary to approve actions.

Complied by clarifying that a majority of the one-third could approve actions.

If we operate through a VIE structure in the PRC . . . page 14

13.

Please provide us the basis for your statement that "three of [y]our subsidiaries in China were qualified as high and new technology enterprises" in light of your disclosure elsewhere in your registration statement, which indicates that you do not currently have any subsidiaries..

Complied by deleting the disclosure.

Item 2.  Financial Information, page 15

14.

We note the revision made in response to prior comment 15.  Please tell us why you state that you "elected" to expense organization expenses.  We refer you to FASB ASC 720-15-25-1, which states that costs of start-up activities, including organization costs, shall be expensed as incurred.

Complied by deleting the disclosure referencing an election.

Management's Discussion and Analysis of Financial Condition . . . page 15

15.

We note your response to prior comment 16.  Please reconcile your disclosure that you expect cash requirements "to be met by shareholder loans or from the private placement of securities to your shareholder or its affiliates" with your disclosure in the first paragraph under "Acquisition of Opportunities" that you do not "expect to sell additional shares prior to any acquisition."

Complied by deleting the disclosure regarding private placements.

Item 3.  Properties, page 17

16.

We reissue prior comment 18.  Please revise to clarify, if true, that as of July 2010 you pay $100 a month in rent to your officer and director.

Complied by revision of this disclosure.

Item 4.  Security Ownership of Certain Beneficial Owners and Management, page 17

17.

We note your response to prior comment 19 that Jeremy Mork also exercises control with respect to your shares held in the name of Millennium Group, Inc.  Please revise your disclosure in the footnote to the table to reflect this.

We have revised the disclosure to clarify that Jeremy Mork does not exercise control of Millennium Group.

Item 5.  Directors and Executive Officers, page 17

18.

We reissue prior comment 33 in part, as we note that your revised disclosure does not address the removal of a director for cause.

Complied.

Conflicts of Interest, page 18

19.

Refer to your responses to prior comments 22, 24 and 28.  Please tell us who you believe are your promoters and affiliates: include in your response a complete description of the relevant activities of each person and entity that was involved in the organizing of your business and those who will be involved in the identification of acquisition targets.  To the extent that you exclude from your list of promoters and affiliates family members that have been affiliated with Exchange Act reporting companies, please provide us a detailed analysis supporting such exclusion.

The Company believes that Jeremy and Jonathan Mork are the only promotors. Jeremy Mork was involved in the formation of the issuer and also the filing of this Form 10. Jonathan Mork is the person who will identify acquisition targets. Dempsey K. Mork is the father of Jeremy and Jonathan Mork. He will have no involvement in the identification of acquisition targets nor the structuring of any acquisitions.

Of course, there are service providers who were also "involved in the organization of your business" including our registered accounting firm, our SEC counsel Hand & Hand, and Harney's corporate services in the BVI, but none of these persons will be involved in any matter outside of the scope of their professional services.

20.

Please revise to disclose the substance of the first sentence of your response to prior comment 25.

Complied.

21.

We note your response to prior comment 26.

•

Please expand the response to the third sentence to clarify which entity's financial statements will reflect the expenses of seeking a target.  If you believe those expenses need not be reflected on any entity's financial statements before the acquisition occurs, tell us the authority that supports your belief.

•

We reissue the portion of prior comment 26 that requested clarified disclosure as to how your affiliates will determine which shell company will engage in business combinations, as it remains unclear what processes your affiliates will undertake to allocate acquisition opportunities.  Your reference to subway tokens appears to be inapplicable if other investors acquire an interest in the registrants, as you disclose elsewhere is possible given your funding requirements.  How will those investors be able to evaluate in which of your affiliated companies they should invest if you do not provide information regarding how you will determine the order in which your affiliated companies will engaged in business combinations or how you will ensure that the decision is objectively random?

First comment: complied in such paragraph.

Second comment: The Company has determined that to avoid this potential conflict, it does not intend to offer any securities in any private placement. .

22.

Please provide us a legal analysis in support of your response to prior comment 27 that the registrant is not considered a wholly owned subsidiary of a holding company.

A holding company is defined as a company which has no business of its own, other than holding an interest in another entity. See West's Encyclopedia of American Law:  "A corporation that limits its business to the ownership of stock in and the supervision of management of other corporations." Since The Millennium Group has its own discrete business, it is not a holding company. The Millennium Group is a parent but not a holding company.

Certain Relationships and Related Transactions, page 18

23.

The portions of Regulation S-K Item 407(a) that you cite in your response to prior comment 30 are not exemptions from disclosure.  Please provide the information required by Regulation S-K Item 407(a) with respect to your director.  Refer also to Regulation S-K Item 407(a)(1)(ii).

The Company  has provided the requested disclosure.

24.

Please reconcile your response to prior comment 31 with the transaction threshold amounts set forth in Regulation S-K Item 404(d)(1) and the guidance set forth in Question 130.03 of the Regulation S-K Compliance and Disclosure Interpretations, available on the Commission's website at

http://www.sec.gov/divisions/corpfin/guidance/regs-kinterp.htm.

Complied in Item 7.

Memorandum of Association and Articles of Association, page 20

25.

Regarding your response to prior comment 37:

•

please explain how your response to the first bullet point is consistent with the language in subparagraph (a) under "Resolution of Directors" in exhibit 3.1 describing a situation in which a director could be given more than one vote; and

•

given your response to the third bullet point, please explain the meaning of the language set forth in section 3.1 of exhibit 3.2, which appears to provide for a circumstance in which the company is permitted to "redeem or otherwise acquire [s]hares" without the consent of shareholders.

First part: The Company has added disclosure under (2) of this section to clarify that it intends to remove this provision from its Memorandum  of Association.

Second part: The Company has added disclosure under (3) to clarify that it intends to remove this provision, specifically, to change the language "unless the Company is permitted by the Act or any other provision in the Memorandum or Articles to purchase, redeem or otherwise acquire the Shares without their consent" to "unless the terms of such class of Shares when issued provide that the Company may redeem such Shares without consent."

Item 15.  Financial Statements and Exhibits, page 30

26.

Your exhibit list indicates that two exhibits are filed with this amendment; however, only one exhibit is included with the amendment.  Please accurately disclose where investors can find your exhibits.

Complied by filing both exhibits again.

Signatures, page 30

27.

We reissue prior comment 45, as we note the October 5, 2010 date accompanying the signatures to your October 13, 2010 filing.

Complied.

Exhibit 3.1

28.

We reissue the second bullet point of prior comment 46, as we continue to note blanks in section 2.1.

Complied.

Exhibit 3.2

29.

We note your response to prior comment 47; however, the language in the first sentence of Article 1.2 appears to be much broader than the explanation and examples that you have provided in your response.  Please advise.

The Company is removing this provision via amendment in order to expedite the review of this filing.

Very truly yours,

Jehu Hand

JH:kp